Notes on the consolidated statements of operations (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	€ 85,637	€ 73,491	€ 60,442
USA
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	17,861	10,176	1,117
France
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	17,859	12,655	10,878
UK
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	8,803	7,153	5,621
Germany
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	3,764	5,326	6,084
Other countries
Consolidated Income Statement [Line Items]
Revenue (Note 4.1)	€ 37,350	€ 38,181	€ 36,742